Cash, Cash Equivalents and Restricted Cash - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 49,921	$ 8,976	$ 8,638